ASSET ACQUISITION -Net identifiable assets acquired and purchase consideration (Details) - USD ($) $ in Thousands	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Net identifiable assets
Investment properties		$ 35,542
NET ASSETS		$ 318,339	$ 288,079
Asia Freeport Holdings Pte. Ltd.
Net identifiable assets
Investment properties	$ 34,986
Other assets	529
Other liabilities	8,727
NET ASSETS	26,788
Purchase consideration
Cash consideration paid	5,187
Consideration, Settlement of liabilities	21,107
Transaction costs	494
Total consideration	$ 26,788